UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6186

				    Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		AQUILA ROCKY MOUNTAIN EQUITY FUND
		Mid-Year Report June 30, 2003

[Logo of the Aquila Group of Funds: an eagle's head]

 AQUILA(SM)
GROUP OF FUNDS

                             SERVING ROCKY MOUNTAIN
                              INVESTORS SINCE 1994

                                  AQUILA ROCKY
                              MOUNTAIN EQUITY FUND

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]

                               SEMI-ANNUAL REPORT

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                                                           MARKET
    SHARES               COMMON STOCKS - 93.3%                                              VALUE
--------------           -------------------------------------------------------       -------------
                         BASIC INDUSTRY - 10.6%
                         -------------------------------------------------------
        15,000           Allied Waste Industries, Inc.+ ........................       $     150,750
         3,500           Ball Corp. ............................................             159,285
         5,000           Boise Cascade Corp. ...................................             119,500
         7,000           Knight Transportation, Inc.+ ..........................             173,740
         5,000           Newmont Mining Corp. ..................................             162,300
         2,000           Phelps Dodge Corp.+ ...................................              76,680
         5,000           SkyWest, Inc. .........................................              95,400
                                                                                       -------------
                                                                                             937,655
                                                                                       -------------

                         BUSINESS SERVICES - 3.4%
                         -------------------------------------------------------
         6,000           Intrado, Inc. + .......................................              94,860
         9,000           Viad Corp. ............................................             201,510
                                                                                       -------------
                                                                                             296,370
                                                                                       -------------

                         CAPITAL SPENDING - 3.4%
                         -------------------------------------------------------
        17,000           Mity Enterprises, Inc. + ..............................             187,510
         7,000           Mobile Mini, Inc.+ ....................................             114,170
                                                                                       -------------
                                                                                             301,680
                                                                                       -------------

                         CONSUMER CYCLICALS - 2.2%
                         -------------------------------------------------------
         4,000           M.D.C. Holdings, Inc. .................................             193,120
                                                                                       -------------

                         CONSUMER SERVICES - 21.4%
                         -------------------------------------------------------
         3,500           Apollo Group, Inc. (Class A)+ .........................             216,300
        15,000           Coldwater Creek, Inc.+ ................................             184,200
         3,400           Comcast Corp. (Special Class A)+ ......................              98,566
         9,000           Echostar Communications Corp. (Class A)+ ..............             311,580
         4,000           International Game Technology + .......................             409,320
        20,000           Liberty Media Corp. (Class A)+ ........................             231,200
         4,000           MGM Mirage+ ...........................................             136,720
         3,000           P.F. Chang's China Bistro, Inc.+ ......................             147,630
         6,000           Station Casinos, Inc.+ ................................             151,500
                                                                                       -------------
                                                                                           1,887,016
                                                                                       -------------

                         CONSUMER STAPLES - 0.9%
                         -------------------------------------------------------
         4,000           Albertson's, Inc. .....................................              76,800
                                                                                       -------------

                         ENERGY - 3.3%
                         -------------------------------------------------------
         1,500           Evergreen Resources, Inc.+ ............................       $      81,465
        10,000           Prima Energy Corp. + ..................................             208,900
                                                                                       -------------
                                                                                             290,365
                                                                                       -------------

                         FINANCIAL - 13.6%
                         -------------------------------------------------------
        11,000           First State Bancorporation ............................             300,630
         9,500           Glacier Bancorp, Inc. .................................             233,890
         8,000           Janus Capital Group, Inc.+ ............................             131,200
         4,500           Wells Fargo & Company .................................             226,800
         6,000           Zions Bancorporation ..................................             303,600
                                                                                       -------------
                                                                                           1,196,120
                                                                                       -------------
                         HEALTH CARE - 11.3%
         8,000           Atrix Laboratories, Inc.+ .............................             175,760
         5,000           Gaiam, Inc. + .........................................              29,600
         4,000           Medicis Pharmaceutical (Class A) ......................             226,800
        16,000           Merit Medical Systems, Inc.+ ..........................             320,000
         8,000           Myriad Genetics, Inc. + ...............................             108,720
        15,000           Sonic Innovations, Inc.+ ..............................              54,000
         3,000           Ventana Medical Systems, Inc.+ ........................              81,210
                                                                                       -------------
                                                                                             996,090
                                                                                       -------------

                         TECHNOLOGY - 17.6%
                         -------------------------------------------------------
         9,000           Avnet, Inc.+ ..........................................             114,120
        16,000           CIBER, Inc.+ ..........................................             112,320
         7,000           First Data Corp. ......................................             290,080
         5,000           Inter-Tel, Inc. .......................................             107,050
         6,000           JDA Software Group, Inc. + ............................              66,540
         7,000           J.D. Edwards & Co. + ..................................             100,170
         4,000           McData Corp. (Class A)+ ...............................              58,600
        15,000           Microchip Technology, Inc. ............................             371,250
        10,000           Micron Technology, Inc.+ ..............................             116,300
        10,000           SBS Technologies, Inc.+ ...............................              97,600
        10,000           SpectraLink Corp.+ ....................................              97,900
         3,000           Three-Five Systems, Inc.+ .............................              20,700
                                                                                       -------------
                                                                                           1,552,630
                                                                                       -------------

                         UTILITIES - 5.6%
                         -------------------------------------------------------
         4,000           Kinder Morgan, Inc. ...................................       $     218,600
         2,000           Pinnacle West Capital Corp. ...........................              74,900
         5,000           Questar Corp. .........................................             167,350
         2,000           UniSource Energy Corp. ................................              37,600
                                                                                       -------------
                                                                                             498,450
                                                                                       -------------
                            Total Common Stocks (cost $6,446,905) ..............           8,226,296
                                                                                       -------------

      FACE
     AMOUNT              SHORT-TERM INVESTMENTS - 4.8%
--------------           -------------------------------------------------------
$      210,000           AIM S-T Prime .........................................             210,000
       210,000           One Group Prime .......................................             210,000
                                                                                       -------------
                            Total Short-Term Investments (cost $420,000) .......             420,000
                                                                                       -------------

                         Total Investments (cost $6,866,905*) ...........    98.1%         8,646,296
                         Other assets less liabilities ..................     1.9            164,872
                                                                           --------    -------------
                         Net Assets .....................................   100.0%     $   8,811,168
                                                                           ========    =============

*     Cost for Federal tax purposes is identical.
+     Non-income producing security.

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS
   Investments at market value (cost $6,866,905) .........................................          $ 8,646,296
   Cash ..................................................................................              164,760
   Receivable for Fund shares sold .......................................................              115,918
   Receivable for investment securities sold .............................................               26,519
   Due from Manager for reimbursement of expenses (note 3) ...............................                  687
   Dividends and interest receivable .....................................................                2,484
                                                                                                    -----------
      Total assets .......................................................................            8,956,664
                                                                                                    -----------

LIABILITIES
   Payable for investment securities purchased ...........................................              126,928
   Distribution fees payable .............................................................                4,565
   Payable for Fund shares redeemed ......................................................                4,835
   Accrued expenses ......................................................................                9,168
                                                                                                    -----------
      Total liabilities ..................................................................              145,496
                                                                                                    -----------
NET ASSETS ...............................................................................          $ 8,811,168
                                                                                                    ===========

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....          $     4,432
   Additional paid-in capital ............................................................            7,286,168
   Net unrealized appreciation on investments (note 4) ...................................            1,779,391
   Accumulated net investment loss .......................................................              (28,389)
   Accumulated net realized loss on investments ..........................................             (230,434)
                                                                                                    -----------
                                                                                                    $ 8,811,168
                                                                                                    ===========

CLASS A
   Net Assets ............................................................................          $ 6,796,497
                                                                                                    ===========
   Capital shares outstanding ............................................................              340,568
                                                                                                    ===========
   Net asset value and redemption price per share ........................................          $     19.96
                                                                                                    ===========
   Offering price per share (100/95.75 of $19.96 adjusted to nearest cent) ...............          $     20.85
                                                                                                    ===========

CLASS C
   Net Assets ............................................................................          $   969,613
                                                                                                    ===========
   Capital shares outstanding ............................................................               50,996
                                                                                                    ===========
   Net asset value and offering price per share ..........................................          $     19.01
                                                                                                    ===========
   Redemption  price per share (*a charge of 1% is imposed on the  redemption proceeds of the shares, or on the original price, whichever is lower,
     if redeemed during the first 12 months after purchase) ..............................          $     19.01*
                                                                                                    ===========

CLASS Y
   Net Assets ............................................................................          $ 1,045,058
                                                                                                    ===========
   Capital shares outstanding ............................................................               51,605
                                                                                                    ===========
   Net asset value, offering and redemption price per share ..............................          $     20.25
                                                                                                    ===========

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:

   Dividends ..............................................................     $      21,328
   Interest ...............................................................             3,117
                                                                                -------------
                                                                                                     $     24,445
Expenses:

   Management fee (note 3) ................................................            50,624
   Legal fees .............................................................            17,955
   Distribution and service fees (note 3) .................................            10,472
   Registration fees and dues .............................................             9,164
   Trustees' fees and expenses ............................................             8,314
   Auditing fees ..........................................................             6,604
   Transfer and shareholder servicing agent fees ..........................             7,603
   Shareholders' reports ..................................................             7,094
   Custodian fees .........................................................             1,565
   Miscellaneous ..........................................................             6,175
                                                                                -------------
   Total expenses .........................................................           125,570

   Management fee waived (note 3) .........................................           (50,624)
   Reimbursement of expenses by Manager (note 3) ..........................           (21,876)
   Expenses paid indirectly (note 5) ......................................              (236)
                                                                                -------------
   Net expenses ...........................................................                                52,834
                                                                                                     ------------

   Net investment loss ....................................................                               (28,389)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions ..................           (97,437)
   Change in unrealized appreciation on investments .......................         1,066,663
                                                                                -------------

   Net realized and unrealized gain (loss) on investments .................                               969,226
                                                                                                     ------------
   Net change in net assets resulting from operations .....................                          $    940,837
                                                                                                     ============

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2003               YEAR ENDED
                                                                                  (UNAUDITED)             DECEMBER 31, 2002
                                                                               ----------------           -----------------
OPERATIONS:
   Net investment loss ...................................................        $   (28,389)               $   (42,947)
   Net realized gain (loss) from securities transactions .................            (97,437)                  (131,345)
   Change in unrealized appreciation on investments ......................          1,066,663                   (655,823)
                                                                                  -----------                -----------
      Change in net assets from operations ...............................            940,837                   (830,115)
                                                                                  -----------                -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):
   Class A Shares:
   Net realized gain on investments ......................................                 --                         --

   Class C Shares:
   Net realized gain on investments ......................................                 --                         --

   Class Y Shares:
   Net realized gain on investments ......................................                 --                         --
                                                                                  -----------                -----------
      Change in net assets from distributions ............................                 --                         --
                                                                                  -----------                -----------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .............................................          2,219,983                  4,565,600
   Reinvested dividends and distributions ................................                 --                         --
   Cost of shares redeemed ...............................................           (367,194)                (1,532,058)
                                                                                  -----------                -----------
      Change in net assets from capital share transactions ...............          1,852,789                  3,033,542
                                                                                  -----------                -----------
      Change in net assets ...............................................          2,793,626                  2,203,427

NET ASSETS:
   Beginning of period ...................................................          6,017,542                  3,814,115
                                                                                  -----------                -----------

   End of period .........................................................        $ 8,811,168                $ 6,017,542
                                                                                  ===========                ===========

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Shares acquired through reinvestment of dividends or other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     The Fund has a Sub-Advisory and Administration Agreement with Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90 of 1% on the excess over $50 million.

     For the six months ended June 30, 2003, the Fund incurred Management fees of $50,624, which were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $21,876. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2003 through December 31, 2003 so that total Fund expenses will not exceed 1.50% for Class A Shares, 2.25% for Class C Shares or 1.25% for Class Y Shares. Of this amount, $21,189 was paid prior to June 30, 2003 and the balance of $687 was paid in early July 2003.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2003, service fees on Class A Shares amounted to $6,193 of which the Distributor retained $852.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2003, amounted to $3,209. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2003, amounted to $1,070. The total of these payments with respect to Class C Shares amounted to $4,279 of which the Distributor retained $1,042.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2003, total commissions on sales of Class A Shares amounted to $258 none of which was received by the Distributor.

c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended June 30, 2003 the Fund incurred $17,946 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2003, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $1,777,256 and $40,570, respectively.

     At June 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,383,742 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $604,351 for a net unrealized appreciation of $1,779,391.

5. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

6. PORTFOLIO ORIENTATION

     The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2003                                 YEAR ENDED
                                                              (UNAUDITED)                               DECEMBER 31, 2002
                                                  ------------------------------------         ------------------------------------
                                                     SHARES                   AMOUNT              SHARES                   AMOUNT
                                                     ------                   ------              ------                   ------
CLASS A SHARES:
    Proceeds from shares sold ............             117,070             $ 2,118,577              151,875             $ 2,955,206
    Reinvested dividends and
       distributions .....................                  --                      --                   --                      --
    Cost of shares redeemed ..............             (15,643)               (284,843)             (27,374)               (522,773)
                                                  ------------             -----------         ------------             -----------
       Net change ........................             101,427               1,833,734              124,501               2,432,433
                                                  ------------             -----------         ------------             -----------
CLASS C SHARES:
    Proceeds from shares sold ............               3,530                  63,706               35,899                 632,556
    Reinvested dividends and
       distributions .....................                  --                      --                   --                      --
    Cost of shares redeemed ..............              (3,112)                (53,036)              (3,734)                (64,736)
                                                  ------------             -----------         ------------             -----------
       Net change ........................                 418                  10,670               32,165                 567,820
                                                  ------------             -----------         ------------             -----------
CLASS Y SHARES:
    Proceeds from shares sold ............               2,102                  37,700               47,243                 977,838
    Reinvested dividends and
       distributions .....................                  --                      --                   --                      --
    Cost of shares redeemed ..............              (1,566)                (29,315)             (45,224)               (944,549)
                                                  ------------             -----------         ------------             -----------
       Net change ........................                 536                   8,385                2,019                  33,289
                                                  ------------             -----------         ------------             -----------
Total transactions in Fund
    shares ...............................             102,381             $ 1,852,789              158,685             $ 3,033,542
                                                  ============             ===========         ============             ===========

8. DISTRIBUTIONS

     The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital. As of December 31, 2002 Aquila Rocky Mountain Equity Fund reclassified $42,947 from accumulated undistributed net investment loss to paid-in capital. Net assets were not affected by these changes.

     At December 31, 2002, the Fund had a capital loss carryover of approximately $22,715, $1,652 of which expires on December 31, 2009 and $21,063 which expires on December 31, 2010. This carryover is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed. In addition, the Fund generated a post-October net capital loss of $110,282.

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss       $   (22,715)
     Unrealized appreciation                 712,728
                                         -----------
                                         $   690,013
                                         ===========

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS A
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                      YEAR ENDED DECEMBER 31,
                                                            6/30/03      ------------------------------------------------------
                                                          (UNAUDITED)     2002        2001        2000        1999        1998
                                                          -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period .................      $17.74       $20.96      $19.64      $19.96      $16.76      $17.89
                                                            ------       ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income (loss) + ....................      (0.07)       (0.15)      (0.07)      (0.03)      (0.04)        -
   Net gain (loss) on securities (both
      realized and unrealized) .......................       2.29        (3.07)       1.58       (0.09)       3.48       (0.96)
                                                            ------       ------      ------      ------      ------      ------
   Total from investment operations ..................       2.22        (3.22)       1.51       (0.12)       3.44       (0.96)
                                                            ------       ------      ------      ------      ------      ------
Less distributions (note 8):
   Dividends from net investment income ..............        -            -           -           -           -         (0.01)
   Distributions from capital gains ..................        -            -         (0.19)      (0.20)      (0.24)      (0.16)
                                                            ------       ------      ------      ------      ------      ------
   Total distributions ...............................        -            -         (0.19)      (0.20)      (0.24)      (0.17)
                                                            ------       ------      ------      ------      ------      ------
Net asset value, end of period .......................      $19.96       $17.74      $20.96      $19.64      $19.96      $16.76
                                                            ======       ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...........      12.51%++     (15.36)%     7.73%      (0.55)%     20.56%      (5.31)%

Ratios/supplemental data
   Net assets, end of period (in thousands) ..........      $6,796       $4,242      $2,403      $2,109      $1,363      $1,880
   Ratio of expenses to average net assets ...........      1.51%*        1.52%       1.60%       1.57%       1.55%       1.74%
   Ratio of net investment loss to average
      net assets .....................................      (0.79)%*     (0.82)%     (0.44)%     (0.20)%     (0.27)%     (0.22)%
   Portfolio turnover rate ...........................      0.64%++       1.81%      28.54%      29.27%       6.45%      19.52%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...........      3.65%*        4.15%       4.81%       5.57%       5.86%       4.74%
   Ratio of net investment loss to average
      net assets .....................................      (2.93)%*     (3.45)%     (3.66)%     (4.20)%     (4.59)%     (3.22)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........      1.50%*        1.50%       1.50%       1.51%       1.51%       1.55%

----------
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of
      Investment Adviser, replacing KPM Investment Management, Inc.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
*     Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS C
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                      YEAR ENDED DECEMBER 31,
                                                            6/30/03      ------------------------------------------------------
                                                          (UNAUDITED)     2002        2001        2000        1999        1998
                                                          -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period .................      $16.96       $20.19      $19.07      $19.53      $16.53      $17.79
                                                            ------       ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income (loss) + ....................      (0.13)       (0.28)       (0.21)     (0.17)      (0.19)      (0.16)
   Net gain (loss) on securities
      (both realized and unrealized) .................       2.18        (2.95)       1.52       (0.09)       3.43       (0.93)
                                                            ------       ------      ------      ------      ------      ------
   Total from investment operations ..................       2.05        (3.23)       1.31       (0.26)       3.24       (1.09)
                                                            ------       ------      ------      ------      ------      ------
Less distributions (note 8):
   Distributions from net investment income ..........        -            -           -           -           -         (0.01)
   Distributions from capital gains ..................        -            -         (0.19)      (0.20)      (0.24)      (0.16)
                                                            ------       ------      ------      ------      ------      ------
   Total distributions ...............................        -            -         (0.19)      (0.20)      (0.24)      (0.17)
                                                            ------       ------      ------      ------      ------      ------
Net asset value, end of period .......................      $19.01       $16.96      $20.19      $19.07      $19.53      $16.53
                                                            ======       ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...........      12.09%++    (16.00)%      6.91%      (1.28)%     19.63%      (6.07)%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .................................       $970         $858        $372        $242        $185        $162
   Ratio of expenses to average net assets ...........       2.26%*       2.26%       2.34%       2.29%       2.34%       2.53%
   Ratio of net investment income (loss)
      to average net assets ..........................      (1.53)%*     (1.56)%     (1.23)%     (0.94)%     (1.10)%     (1.07)%
   Portfolio turnover rate ...........................      0.64%++       1.81%      28.54%      29.27%       6.45%      19.52%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...........       4.42%*       4.95%       5.52%       6.32%       6.59%       5.70%
   Ratio of net investment loss to
      average net assets .............................      (3.69)%*     (4.25)%     (4.40)%     (4.97)%     (5.35)%     (4.23)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........       2.25%*       2.25%       2.25%       2.23%       2.30%       2.33%

                                                                                          CLASS Y
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                      YEAR ENDED DECEMBER 31,
                                                            6/30/03      ------------------------------------------------------
                                                          (UNAUDITED)     2002        2001        2000        1999        1998
                                                          -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period .................      $17.97       $21.19      $19.81      $20.07      $16.82      $17.91
                                                            ------       ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income (loss) + ....................      (0.05)       (0.10)      (0.02)       0.03       (0.01)       0.03
   Net gain (loss) on securities
      (both realized and unrealized) .................       2.33        (3.12)       1.59       (0.09)       3.50       (0.95)
                                                            ------       ------      ------      ------      ------      ------
   Total from investment operations ..................       2.28        (3.22)       1.57       (0.06)       3.49       (0.92)
                                                            ------       ------      ------      ------      ------      ------
Less distributions (note 8):
   Distributions from net investment income  .........        -            -           -           -           -         (0.01)
   Distributions from capital gains ..................        -            -         (0.19)      (0.20)      (0.24)      (0.16)
                                                            ------       ------      ------      ------      ------      ------
   Total distributions ...............................        -            -         (0.19)      (0.20)      (0.24)      (0.17)
                                                            ------       ------      ------      ------      ------      ------
Net asset value, end of period .......................      $20.25       $17.97      $21.19      $19.81      $20.07      $16.82
                                                            ======       ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ...........      12.69%++     (15.20)%     7.97%      (0.25)%     20.78%      (5.08)%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .................................      $1,045        $918       $1,040       $962        $922        $789
   Ratio of expenses to average net assets ...........      1.26%*        1.26%       1.35%       1.29%       1.33%       1.52%
   Ratio of net investment income (loss)
      to average net assets ..........................      (0.53)%*      0.56%      (0.18)%      0.06%      (0.09)%     (0.01)%
   Portfolio turnover rate ...........................      0.64%++       1.81%      28.54%      29.27%       6.45%      19.52%

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ...........       3.42%*       3.87%       4.59%       5.32%       5.60%       4.58%
   Ratio of net investment loss to
      average net assets .............................      (2.69)%*     (3.16)%     (3.42)%     (3.96)%     (4.36)%     (3.07)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........       1.25%*       1.25%       1.25%       1.23%       1.30%       1.32%

----------
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of investment adviser, replacing KPM Investment Management, Inc.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
*     Annualized.

                See accompanying notes to financial statements.

ADMINISTRATOR AND SUB-ADVISER
    AQUILA MANAGEMENT CORPORATION
    380 Madison Avenue, Suite 2300
    New York, New York 10017

BOARD OF TRUSTEES
    Lacy B. Herrmann, Chairman
    Tucker Hart Adams
    Arthur K. Carlson
    Gary C. Cornia
    Diana P. Herrmann
    Cornelius T. Ryan

OFFICERS
    Diana P. Herrmann, President
    Barbara S. Walchli, Senior Vice President and
       Portfolio Manager
    James M. McCullough, Senior Vice President
    Kimball L. Young, Senior Vice President
    Christine L. Neimeth, Vice President
    Emily T. Rae, Vice President
    Alan R. Stockman, Vice President
    Joseph P. DiMaggio, Chief Financial Officer
       and Treasurer
    Edward M.W. Hines, Secretary

DISTRIBUTOR
    AQUILA DISTRIBUTORS, INC.
    380 Madison Avenue, Suite 2300
    New York, New York 10017

CUSTODIAN
    BANK ONE TRUST COMPANY, N.A.
    1111 Polaris Parkway
    Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
    PFPC Inc.
    400 Bellevue Parkway
    Wilmington, Delaware 19809

INDEPENDENT AUDITORS
    KPMG LLP
    757 Third Avenue
    New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

JUNE 30, 2003

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words "Aquila Rocky Mountain Equity Fund"]

                        A CAPITAL APPRECIATION INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS



ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



AQUILA ROCKY MOUNTAIN EQUITY FUND


EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.